SUBSEQUENT EVENT (Details) (USD $)					3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 IOM I-B [Member]	Mar. 31, 2014 IOM I-B [Member]	Mar. 31, 2014 IOM I-B [Member] Subsequent Event [Member] Vessel [Member]
Subsequent Event [Line Items]
Proceeds from the sale of Ulysses					$ 25,500,000
Long-term Debt	41,225,000	45,445,000		39,700,000
Restricted Cash and Cash Equivalents			$ 14,200,000